Employee Benefits - Schedule of Employee Benefits (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Current liabilities
Annual leave	$ 405,833	$ 390,177
Long service leave	39,605
Employee benefits, current liabilities	445,438	390,177
Non-current liabilities
Long service leave	537	36,609
Employee benefits	$ 445,975	$ 426,786